Financial risk management: (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Asset	$ 56,181,821		$ 56,614,103
Liability	$ (19,500,432)		$ (22,925,802)
Currency risk [member]
Asset		$ 45,003		$ 50,905
Liability		(3,149)		(148,417)
Net assets at period closing		$ 41,854		$ (97,512)